Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2022 that are due in each of the next five years and thereafter.

	2023	2024	2025	2026	2027	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	2,015	1,392	1,052	516	216	949	6,140
Purchase obligations	602	458	443	560	276	955	3,294
Leases committed not yet commenced	14	21	16	16	17	96	180
Total	2,631	1,871	1,511	1,092	509	2,000	9,614